UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04813
BNY Mellon Investment Funds I
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
12/31
Date of reporting period:
6/30/25
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Global Fixed Income Fund
ITEM 1 - Reports to Stockholders
BNY Mellon Global Fixed Income Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2025
Class A – DHGAX
This semi-annual shareholder report contains important information about BNY Mellon Global Fixed Income Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.87%*
*	Annualized.
KEY FUND STATISTICS (AS OF 6/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$3,391	550	49.58%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 6/30/25 )
Country Allocation (Based on Net Assets)

United States
51.0%
United Kingdom
6.8%
Japan
5.0%
Italy
3.9%
China
3.8%
New Zealand
3.6%
France
3.1%
Australia
2.7%
Brazil
2.6%
Spain
1.9%
Germany
1.9%
Canada
1.8%
Netherlands
1.6%
South Korea
1.1%
Net Other Assets and Liabilities
9.2%

Allocation of Holdings (Based on Net Assets)

Foreign Governmental
38.0%
U.S. Treasury Securities
26.1%
Corporate Bonds and Notes
15.0%
U.S. Government Agencies Mortgage-Backed
14.3%
Asset-Backed Securities
2.5%
Investment Companies
1.8%
Collateralized Loan Obligations
1.1%
Commercial Mortgage-Backed
0.9%
Forward Foreign Currency Exchange Contracts
-0.9%
Net Other Assets and Liabilities
1.2%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6940SA0625
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Global Fixed Income Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2025
Class C – DHGCX
This semi-annual shareholder report contains important information about BNY Mellon Global Fixed Income Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$78	1.55%*
*	Annualized.
KEY FUND STATISTICS (AS OF 6/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$3,391	550	49.58%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 6/30/25 )
Country Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)

Foreign Governmental
38.0%
U.S. Treasury Securities
26.1%
Corporate Bonds and Notes
15.0%
U.S. Government Agencies Mortgage-Backed
14.3%
Asset-Backed Securities
2.5%
Investment Companies
1.8%
Collateralized Loan Obligations
1.1%
Commercial Mortgage-Backed
0.9%
Forward Foreign Currency Exchange Contracts
-0.9%
Net Other Assets and Liabilities
1.2%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6942SA0625
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Global Fixed Income Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2025
Class I – SDGIX
This semi-annual shareholder report contains important information about BNY Mellon Global Fixed Income Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.54%*
*	Annualized.
KEY FUND STATISTICS (AS OF 6/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$3,391	550	49.58%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 6/30/25 )
Country Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6934SA0625
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Global Fixed Income Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2025
Class Y – DSDYX
This semi-annual shareholder report contains important information about BNY Mellon Global Fixed Income Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$23	0.46%*
*	Annualized.
KEY FUND STATISTICS (AS OF 6/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$3,391	550	49.58%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 6/30/25 )
Country Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0369SA0625
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Global Fixed Income Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
June 30, 2025

Class	Ticker
A	DHGAX
C	DHGCX
I	SDGIX
Y	DSDYX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Global Fixed Income Fund
STATEMENT OF INVESTMENTS
June 30, 2025 (Unaudited)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 97.8%
Australia — 2.8%
Australia, Sr. Unscd. Bonds, Ser. 140	AUD	4.50	4/21/2033	22,400,000	15,318,994
Australia, Sr. Unscd. Bonds, Ser. 150	AUD	3.00	3/21/2047	5,240,000	2,639,812
New South Wales Treasury Corp., Govt. Gtd. Notes	AUD	1.75	3/20/2034	8,862,000	4,610,728
New South Wales Treasury Corp., Govt. Gtd. Notes	AUD	2.00	3/8/2033	19,591,000	10,829,903
New South Wales Treasury Corp., Govt. Gtd. Notes	AUD	4.25	2/20/2036	10,116,000	6,283,675
New South Wales Treasury Corp., Govt. Gtd. Notes	AUD	4.75	2/20/2035	4,848,000	3,185,383
Queensland Treasury Corp., Govt. Gtd. Bonds(b)	AUD	1.75	7/20/2034	9,979,000	5,097,635
Queensland Treasury Corp., Govt. Gtd. Bonds	AUD	2.00	8/22/2033	9,256,000	5,016,445
Queensland Treasury Corp., Govt. Gtd. Bonds(b)	AUD	4.50	8/22/2035	9,700,000	6,166,550
Treasury Corp. of Victoria, Govt. Gtd. Bonds	AUD	2.00	9/17/2035	8,814,000	4,428,375
Treasury Corp. of Victoria, Govt. Gtd. Notes	AUD	4.75	9/15/2036	41,354,000	26,527,725
Woolworths Group Ltd., Sr. Unscd. Notes(c)	EUR	3.75	10/25/2032	3,230,000	3,838,455
					93,943,680
Austria — .6%
Austria, Sr. Unscd. Bonds(b)	EUR	2.90	2/20/2034	9,875,000	11,661,988
Kommunalkredit Austria AG, Sr. Notes	EUR	4.25	4/1/2031	2,800,000	3,347,410
Raiffeisen Bank International AG, Sub. Notes	EUR	2.88	6/18/2032	5,300,000	6,147,990
					21,157,388
Belgium — .2%
Belgium, Sr. Unscd. Notes, Ser. 98(b)	EUR	3.30	6/22/2054	6,825,000	7,159,938
Bermuda — .5%
Athora Holding Ltd., Sub. Notes	EUR	5.88	9/10/2034	7,100,000	8,801,042
RLGH Finance Bermuda Ltd., Gtd. Notes		8.25	7/17/2031	7,045,000	7,819,950
					16,620,992
Brazil — 2.8%
Brazil Notas do Tesouro Nacional, Notes, Ser. F	BRL	10.00	1/1/2033	342,150,000	53,560,320
Brazil Notas do Tesouro Nacional, Notes, Ser. F	BRL	10.00	1/1/2035	262,740,000	39,893,262
					93,453,582
Canada — 1.8%
Canada, Bonds	CAD	1.75	12/1/2053	22,100,000	10,985,489
Canada, Bonds	CAD	3.25	9/1/2028	17,600,000	13,135,862
Canada, Bonds	CAD	3.25	12/1/2034	13,200,000	9,692,440
Ford Auto Securitization Trust II, Ser. 2022-AA, Cl. A3(b)	CAD	5.40	9/15/2028	11,382,000	8,559,882
Magna International, Inc., Sr. Unscd. Notes	EUR	3.63	5/21/2031	3,865,000	4,588,766
Province of Ontario Canada, Sr. Unscd. Notes	CAD	4.15	12/2/2054	11,261,000	7,900,273
The Toronto-Dominion Bank, Sr. Unscd. Notes	EUR	3.56	4/16/2031	4,680,000	5,617,759
					60,480,471
Cayman Islands — .6%
Octagon 61 Ltd., Ser. 2023-2A, Cl. A1R, (3 Month TSFR +1.40%)(b),(d)		5.68	4/20/2038	7,900,000	7,928,132
Regatta XXV Funding Ltd. CLO, Ser. 2023-1A, Cl. A, (3 Month TSFR +1.90%)(b),(d)		6.16	7/15/2036	5,775,000	5,775,289
Regatta XXV Funding Ltd. CLO, Ser. 2023-1A, Cl. A1R, (3 Month TSFR +1.34%)(b),(d)		5.67	7/15/2038	5,775,000	5,779,331
					19,482,752
China — 3.8%
China, Bonds	CNY	1.61	2/15/2035	492,050,000	68,240,317
China, Bonds	CNY	1.92	1/15/2055	331,320,000	46,322,710

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 97.8% (continued)
China — 3.8% (continued)
China, Bonds	CNY	3.00	10/15/2053	30,610,000	5,312,695
China, Bonds	CNY	3.73	5/25/2070	39,170,000	8,302,619
					128,178,341
Colombia — .7%
Colombian TES, Bonds, Ser. B	COP	13.25	2/9/2033	95,500,000,000	24,513,418
Czechia — .1%
Czech Republic, Sr. Unscd. Bonds, Ser. 156	CZK	3.00	3/3/2033	96,730,000	4,297,367
Denmark — .2%
Denmark, Bonds	DKK	4.50	11/15/2039	14,250,000	2,714,524
Novo Nordisk Finance Netherlands BV, Gtd. Notes	EUR	3.38	5/21/2034	2,190,000	2,605,837
					5,320,361
Finland — .1%
Finland, Sr. Unscd. Bonds, Ser. 10Y(b)	EUR	3.00	9/15/2033	3,750,000	4,472,496
France — 3.1%
BNP Paribas SA, Sr. Notes(c)	EUR	2.10	4/7/2032	3,800,000	4,118,315
BNP Paribas SA, Sr. Notes(b)		5.79	1/13/2033	6,310,000	6,568,143
Credit Agricole SA, Sr. Notes(b)		5.22	5/27/2031	1,971,000	2,008,448
Electricite de France SA, Sr. Unscd. Notes	EUR	4.63	1/25/2043	1,100,000	1,287,078
Electricite de France SA, Sr. Unscd. Notes	EUR	4.75	6/17/2044	2,400,000	2,823,189
France, Bonds, Ser. OAT(b)	EUR	3.00	5/25/2033	26,150,000	30,778,935
France, Bonds, Ser. OAT(b)	EUR	3.25	5/25/2055	8,625,000	8,783,760
France, Bonds, Ser. OAT(b)	EUR	4.00	10/25/2038	11,685,000	14,453,224
Kering SA, Sr. Unscd. Notes(c)	EUR	3.63	9/5/2031	9,500,000	11,236,532
Pernod Ricard SA, Sr. Unscd. Notes	EUR	3.25	3/3/2032	4,000,000	4,676,781
Pernod Ricard SA, Sr. Unscd. Notes(c)	EUR	3.63	5/7/2034	1,900,000	2,239,613
Suez SACA, Sr. Unscd. Notes	EUR	4.50	11/13/2033	1,700,000	2,120,245
Suez SACA, Sr. Unscd. Notes	EUR	5.00	11/3/2032	4,200,000	5,387,454
TotalEnergies Capital International SA, Gtd. Notes	EUR	3.85	3/3/2045	6,600,000	7,373,727
					103,855,444
Germany — 1.9%
Aareal Bank AG, Sub. Notes(c)	EUR	5.63	12/12/2034	7,600,000	9,059,621
Amprion GmbH, Sr. Unscd. Notes	EUR	3.63	5/21/2031	9,300,000	11,205,959
Amprion GmbH, Sr. Unscd. Notes	EUR	3.97	9/22/2032	3,800,000	4,624,362
Deutsche Bahn Finance GmbH, Gtd. Notes	EUR	0.63	4/15/2036	5,370,000	4,763,591
Deutsche Bahn Finance GmbH, Gtd. Notes	EUR	1.13	5/29/2051	6,540,000	4,329,358
Deutsche Bahn Finance GmbH, Gtd. Notes	EUR	1.38	3/3/2034	4,836,000	4,935,568
Deutsche Bahn Finance GmbH, Gtd. Notes	EUR	1.63	8/16/2033	9,960,000	10,564,218
Deutsche Bahn Finance GmbH, Gtd. Notes	EUR	1.88	5/24/2030	8,067,000	9,217,376
Deutsche Telekom AG, Sr. Unscd. Notes	EUR	3.63	2/3/2045	3,580,000	3,940,997
Merck KGaA, Jr. Sub. Notes(c)	EUR	3.88	8/27/2054	1,400,000	1,660,756
					64,301,806
Greece — .1%
Hellenic Republic, Sr. Unscd. Notes(b)	EUR	4.38	7/18/2038	3,438,000	4,365,298
Hungary — .0%
Hungary, Bonds, Ser. 33A	HUF	2.25	4/20/2033	710,000	1,532
Indonesia — .2%
Indonesia, Bonds, Ser. FR83	IDR	7.50	4/15/2040	109,930,000,000	7,113,998

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 97.8% (continued)
Ireland — .4%
Ireland, Unscd. Bonds	EUR	2.60	10/18/2034	3,950,000	4,539,139
Sequoia Logistics DAC, Ser. 2025-1A, Cl. B, (3 Month EURIBOR +1.75%)(b),(d)	EUR	3.88	2/17/2037	7,793,000	9,193,534
					13,732,673
Italy — 3.9%
Autostrade per l’Italia SpA, Sr. Unscd. Notes	EUR	4.63	2/28/2036	3,835,000	4,650,283
Eni SpA, Sr. Unscd. Notes(b)		5.50	5/15/2034	4,609,000	4,646,621
Eni SpA, Sr. Unscd. Notes(b)		5.95	5/15/2054	5,459,000	5,287,020
Italy Buoni Poliennali Del Tesoro, Sr. Unscd. Bonds, Ser. 10Y	EUR	4.40	5/1/2033	51,375,000	65,899,012
Italy Buoni Poliennali Del Tesoro, Sr. Unscd. Notes, Ser. 30Y(b)	EUR	4.30	10/1/2054	42,870,000	50,656,929
					131,139,865
Japan — 4.9%
Japan (20 Year Issue), Bonds, Ser. 183	JPY	1.40	12/20/2042	3,756,900,000	23,019,496
Japan (20 Year Issue), Bonds, Ser. 184	JPY	1.10	3/20/2043	1,066,400,000	6,185,612
Japan (30 Year Issue), Bonds, Ser. 66	JPY	0.40	3/20/2050	606,600,000	2,529,765
Japan (30 Year Issue), Bonds, Ser. 69	JPY	0.70	12/20/2050	782,050,000	3,468,324
Japan (30 Year Issue), Bonds, Ser. 83	JPY	2.20	6/20/2054	9,190,000,000	56,146,815
Japan (40 Year Issue), Bonds, Ser. 15	JPY	1.00	3/20/2062	1,473,600,000	5,716,989
Japan (40 Year Issue), Bonds, Ser. 17	JPY	2.20	3/20/2064	10,000,000,000	55,882,142
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes		5.16	4/24/2031	4,850,000	4,967,463
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes		5.62	4/24/2036	6,460,000	6,645,408
Nippon Life Insurance Co., Sub. Notes(b)		6.50	4/30/2055	858,000	888,833
					165,450,847
Jersey — .9%
AA Bond Co. Ltd., Sr. Scd. Notes, Ser. A8	GBP	5.50	7/31/2027	5,400,000	7,453,096
Ballyrock 24 Ltd. CLO, Ser. 2023-24A, Cl. A1, (3 Month TSFR +1.77%)(b),(d)		6.03	7/15/2036	5,420,000	5,420,271
Ballyrock 24 Ltd. CLO, Ser. 2023-24A, Cl. A1R, (3 Month TSFR +1.32%)(b),(d)		5.65	7/15/2038	5,420,000	5,424,065
Heathrow Funding Ltd., Sr. Scd. Notes	EUR	1.88	3/14/2034	5,810,000	5,908,352
Invesco US Ltd. CLO, Ser. 2023-3A, Cl. A, (3 Month TSFR +1.80%)(b),(d)		6.06	7/15/2036	5,600,000	5,600,280
					29,806,064
Luxembourg — .3%
Becton Dickinson Euro Finance Sarl, Gtd. Notes	EUR	1.34	8/13/2041	1,390,000	1,113,298
Becton Dickinson Euro Finance Sarl, Gtd. Notes	EUR	4.03	6/7/2036	2,390,000	2,865,292
P3 Group Sarl, Sr. Unscd. Notes	EUR	4.00	4/19/2032	3,951,000	4,687,543
					8,666,133
Malaysia — .3%
Malaysia, Bonds, Ser. 318	MYR	4.64	11/7/2033	41,200,000	10,592,608
Mexico — .3%
Mexican Bonos, Bonds, Ser. M	MXN	7.50	5/26/2033	190,500,000	9,276,934
Mexico, Sr. Unscd. Notes(c)		7.38	5/13/2055	746,000	771,916
					10,048,850
Netherlands — 1.6%
ABN AMRO Bank NV, Sr. Notes(b),(c)		5.52	12/3/2035	11,200,000	11,416,844
DSV Finance BV, Gtd. Notes	EUR	3.38	11/6/2034	3,040,000	3,506,763
Enel Finance International NV, Gtd. Notes	EUR	0.88	1/17/2031	4,500,000	4,719,416
Enel Finance International NV, Gtd. Notes	EUR	3.88	1/23/2035	2,885,000	3,448,992
JT International Financial Services BV, Gtd. Notes	EUR	4.13	6/17/2035	6,457,000	7,636,073
Netherlands, Bonds(b)	EUR	2.50	7/15/2034	13,300,000	15,394,439

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 97.8% (continued)
Netherlands — 1.6% (continued)
Sartorius Finance BV, Gtd. Notes	EUR	4.88	9/14/2035	4,000,000	5,044,045
Unilever Finance Netherlands BV, Gtd. Notes	EUR	3.50	2/23/2035	2,040,000	2,419,687
					53,586,259
New Zealand — 3.6%
New Zealand, Unscd. Bonds, Ser. 433	NZD	3.50	4/14/2033	58,152,000	33,504,915
New Zealand, Unscd. Bonds, Ser. 532	NZD	2.00	5/15/2032	60,205,000	31,885,595
New Zealand, Unscd. Bonds, Ser. 534	NZD	4.25	5/15/2034	95,600,000	57,428,015
					122,818,525
Peru — .1%
Peru, Bonds(b)	PEN	7.60	8/12/2039	8,000,000	2,403,386
Poland — .2%
Bank Millennium SA, Sr. Notes	EUR	5.31	9/25/2029	2,775,000	3,418,253
Poland, Bonds, Ser. 1033	PLN	6.00	10/25/2033	11,625,000	3,363,808
					6,782,061
Portugal — .2%
Portugal Obrigacoes do Tesouro OT, Sr. Unscd. Notes, Ser. 11Y(b)	EUR	2.88	10/20/2034	5,250,000	6,146,996
Romania — .4%
Romania, Sr. Unscd. Notes(b)	EUR	5.25	5/30/2032	9,096,000	10,579,287
Romania, Sr. Unscd. Notes(b)	EUR	5.88	7/11/2032	1,019,000	1,208,017
Romania, Sr. Unscd. Notes		6.38	1/30/2034	2,758,000	2,706,536
					14,493,840
Saudi Arabia — .4%
Saudi Arabia, Sr. Unscd. Notes(b)	EUR	3.38	3/5/2032	5,175,000	6,082,675
Saudi Arabia, Sr. Unscd. Notes(b),(c)		5.63	1/13/2035	6,241,000	6,514,613
					12,597,288
Singapore — .3%
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes		5.30	5/19/2053	6,120,000	5,781,897
Singapore, Bonds	SGD	3.38	9/1/2033	5,615,000	4,800,195
					10,582,092
South Korea — 1.1%
Korea, Bonds, Ser. 2812	KRW	2.38	12/10/2028	11,350,200,000	8,370,885
Korea, Bonds, Ser. 3212	KRW	4.25	12/10/2032	19,526,800,000	15,922,422
Korea, Bonds, Ser. 5209	KRW	3.13	9/10/2052	8,610,000,000	6,841,348
Korea, Bonds, Ser. 5303	KRW	3.25	3/10/2053	7,778,000,000	6,326,446
					37,461,101
Spain — 1.9%
Banco Santander SA, Sr. Notes	EUR	4.88	10/18/2031	3,800,000	4,857,738
Cellnex Finance Co. SA, Gtd. Notes	EUR	2.00	2/15/2033	3,300,000	3,456,696
Spain, Sr. Unscd. Bonds(b)	EUR	0.70	4/30/2032	27,750,000	28,514,593
Spain, Sr. Unscd. Bonds(b)	EUR	3.25	4/30/2034	16,975,000	20,294,224
Spain, Sr. Unscd. Notes(b)	EUR	3.45	10/31/2034	6,250,000	7,562,461
					64,685,712
Supranational — .9%
European Union, Sr. Unscd. Bonds, Ser. UFA	EUR	3.00	3/4/2053	8,406,311	8,504,123
European Union, Sr. Unscd. Notes, Ser. SURE	EUR	0.20	6/4/2036	14,551,000	12,557,196
European Union, Sr. Unscd. Notes, Ser. UFA	EUR	3.13	12/4/2030	8,900,000	10,801,384
					31,862,703

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 97.8% (continued)
Sweden — .2%
Sweden, Bonds, Ser. 1066	SEK	2.25	5/11/2035	48,000,000	5,082,087
Telia Co. AB, Sr. Unscd. Notes	EUR	3.63	2/22/2032	2,510,000	3,035,538
					8,117,625
Switzerland — .5%
Swiss Confederation, Bonds	CHF	0.50	6/27/2032	14,445,000	18,547,306
United Kingdom — 6.9%
Diageo Finance PLC, Gtd. Notes	EUR	3.38	8/30/2035	3,040,000	3,507,612
Experian Finance PLC, Gtd. Notes	EUR	3.38	10/10/2034	5,415,000	6,293,890
Gemgarto PLC, Ser. 2021-1A, Cl. A, (3 Month SONIO +0.89%)(b),(d)	GBP	5.12	12/16/2067	809,139	1,113,037
Motability Operations Group PLC, Gtd. Notes	EUR	3.88	1/24/2034	2,920,000	3,494,951
National Grid PLC, Sr. Unscd. Notes	EUR	0.75	9/1/2033	3,180,000	3,008,069
National Grid PLC, Sr. Unscd. Notes	EUR	3.25	3/30/2034	2,965,000	3,391,360
Northumbrian Water Finance PLC, Gtd. Notes	GBP	6.38	10/28/2034	8,640,000	12,337,062
Rio Tinto Finance USA PLC, Gtd. Notes		5.00	3/14/2032	3,760,000	3,827,711
Severn Trent Utilities Finance PLC, Gtd. Notes	GBP	5.25	4/4/2036	1,657,000	2,220,804
Tower Bridge Funding PLC, Ser. 2021-2, Cl. A, (3 Month SONIO +0.78%)(d)	GBP	5.02	11/20/2063	1,540,207	2,115,806
United Kingdom Gilt, Bonds	GBP	1.50	7/31/2053	113,800,000	70,915,781
United Kingdom Gilt, Bonds	GBP	3.25	1/31/2033	21,500,000	27,608,719
United Kingdom Gilt, Bonds	GBP	4.13	7/22/2029	11,600,000	16,075,070
United Kingdom Gilt, Bonds	GBP	4.25	7/31/2034	15,710,000	21,279,682
United Kingdom Gilt, Bonds	GBP	4.38	7/31/2054	27,525,000	32,738,269
United Kingdom Gilt, Bonds	GBP	4.50	6/7/2028	13,250,000	18,537,637
United Utilities Water Finance PLC, Gtd. Notes	EUR	3.75	5/23/2034	2,730,000	3,219,212
Yorkshire Water Finance PLC, Sr. Scd. Bonds	GBP	6.60	4/17/2031	2,200,000	3,178,650
					234,863,322
United States — 49.0%
A&D Mortgage Trust, Ser. 2023-NQM2, Cl. A1(b)		6.13	5/25/2068	3,123,763	3,132,739
Alexandria Real Estate Equities, Inc., Gtd. Notes		5.25	5/15/2036	3,102,000	3,045,988
Aligned Data Centers Issuer LLC, Ser. 2023-1A, Cl. A2(b)		6.00	8/17/2048	3,914,000	3,952,354
Alphabet, Inc., Sr. Unscd. Notes	EUR	3.88	5/6/2045	6,787,000	7,922,340
Alphabet, Inc., Sr. Unscd. Notes	EUR	4.00	5/6/2054	5,727,000	6,641,675
AT&T, Inc., Sr. Unscd. Notes	EUR	3.60	6/1/2033	1,976,000	2,347,309
AutoNation Finance Trust, Ser. 2025-1A, Cl. A3(b)		4.62	11/13/2029	2,656,000	2,678,601
Avis Budget Rental Car Funding AESOP LLC, Ser. 2023-4A, Cl. A(b)		5.49	6/20/2029	3,643,000	3,745,467
Avis Budget Rental Car Funding AESOP LLC, Ser. 2023-8A, Cl. A(b)		6.02	2/20/2030	2,831,000	2,964,060
Avis Budget Rental Car Funding AESOP LLC, Ser. 2025-2A, Cl. A(b)		5.12	8/20/2031	3,804,000	3,879,162
Carrier Global Corp., Sr. Unscd. Notes		5.90	3/15/2034	4,583,000	4,882,201
Carvana Auto Receivables Trust, Ser. 2021-N2, Cl. C		1.07	3/10/2028	605,330	586,962
Citigroup, Inc., Sr. Unscd. Notes		5.45	6/11/2035	670,000	684,636
COLT Mortgage Loan Trust, Ser. 2023-2, Cl. A1(b)		6.60	7/25/2068	2,025,982	2,042,505
COLT Mortgage Loan Trust, Ser. 2023-4, Cl. A1(b)		7.16	10/25/2068	4,934,496	5,016,403
Columbia Pipelines Operating Co. LLC, Sr. Unscd. Notes(b)		6.04	11/15/2033	3,441,000	3,612,551
Constellation Energy Generation LLC, Sr. Unscd. Notes		5.75	3/15/2054	2,600,000	2,550,098
CyrusOne Data Centers Issuer I LLC, Ser. 2023-1A, Cl. B(b)		5.45	4/20/2048	1,133,887	1,108,027
CyrusOne Data Centers Issuer I LLC, Ser. 2023-2A, Cl. A2(b)		5.56	11/20/2048	5,979,000	6,071,227
Diamondback Energy, Inc., Gtd. Notes		5.90	4/18/2064	2,690,000	2,492,532
Domino’s Pizza Master Issuer LLC, Ser. 2021-1A, Cl. A2I(b)		2.66	4/25/2051	5,470,312	5,112,989
Duke Energy Carolinas LLC, First Mortgage Bonds		4.85	1/15/2034	15,715,000	15,701,593
Energy Transfer LP, Sr. Unscd. Notes		6.05	9/1/2054	3,470,000	3,338,177

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 97.8% (continued)
United States — 49.0% (continued)
ENT Auto Receivables Trust, Ser. 2023-1A, Cl. A3(b)		6.24	1/16/2029	2,112,000	2,130,373
Exelon Corp., Sr. Unscd. Notes		5.60	3/15/2053	4,480,000	4,310,288
FMC Corp., Sr. Unscd. Notes(c)		5.65	5/18/2033	3,490,000	3,451,733
General Mills, Inc., Sr. Unscd. Bonds	EUR	3.60	4/17/2032	5,720,000	6,770,057
General Motors Financial Co., Inc., Sr. Unscd. Notes	EUR	4.00	7/10/2030	1,962,000	2,371,941
General Motors Financial Co., Inc., Sr. Unscd. Notes		5.45	9/6/2034	3,000,000	2,942,273
General Motors Financial Co., Inc., Sr. Unscd. Notes		5.63	4/4/2032	2,997,000	3,033,412
General Motors Financial Co., Inc., Sr. Unscd. Notes		6.10	1/7/2034	2,860,000	2,944,993
HCA, Inc., Gtd. Notes		5.45	9/15/2034	1,001,000	1,010,096
JPMorgan Chase & Co., Sr. Unscd. Notes	EUR	3.76	3/21/2034	3,580,000	4,303,404
JPMorgan Chase & Co., Sr. Unscd. Notes		6.25	10/23/2034	1,370,000	1,489,521
Kraft Heinz Foods Co., Gtd. Notes(c)		5.40	3/15/2035	1,142,000	1,157,865
MetroNet Infrastructure Issuer LLC, Ser. 2024-1A, Cl. A2(b)		6.23	4/20/2054	1,643,978	1,681,532
Morgan Stanley, Sr. Unscd. Notes		5.25	4/21/2034	8,200,000	8,344,513
Morgan Stanley, Sr. Unscd. Notes		5.47	1/18/2035	6,103,000	6,246,113
Morgan Stanley, Sr. Unscd. Notes		6.63	11/1/2034	1,972,000	2,174,564
Mosaic Solar Loan Trust, Ser. 2023-2A, Cl. A(b)		5.36	9/22/2053	2,014,774	1,968,438
Nasdaq, Inc., Sr. Unscd. Bonds(c)	EUR	4.50	2/15/2032	6,990,000	8,784,210
Nasdaq, Inc., Sr. Unscd. Notes		6.10	6/28/2063	1,360,000	1,388,408
New Residential Mortgage Loan Trust, Ser. 2022-NQM1, Cl. A1(b)		2.28	4/25/2061	4,522,094	4,008,401
PepsiCo, Inc., Sr. Unscd. Notes	EUR	1.13	3/18/2031	3,495,000	3,734,560
Rentokil Terminix Funding LLC, Gtd. Notes(b)		5.00	4/28/2030	7,250,000	7,303,783
Retained Vantage Data Centers Issuer LLC, Ser. 2023-1A, Cl. A2A(b)		5.00	9/15/2048	5,630,000	5,589,275
SBA Tower Trust, Asset Backed Notes(b)		1.88	1/15/2026	6,860,000	6,748,668
SBA Tower Trust, Asset Backed Notes(b)		2.59	10/15/2031	6,340,000	5,537,132
Southwestern Public Service Co., First Mortgage Bonds		5.30	5/15/2035	4,990,000	5,017,453
SpringCastle America Funding LLC, Ser. 2020-AA, Cl. A(b)		1.97	9/25/2037	1,600,547	1,508,290
Stack Infrastructure Issuer LLC, Ser. 2023-1A, Cl. A2(b)		5.90	3/25/2048	1,430,000	1,437,048
Store Capital LLC, Sr. Unscd. Notes(b)		5.40	4/30/2030	3,270,000	3,314,383
Sunnova Hestia I Issuer LLC, Ser. 2023-GRID1, Cl. 1A(b)		5.75	12/20/2050	750,452	757,193
Take-Two Interactive Software, Inc., Sr. Unscd. Notes		5.60	6/12/2034	1,590,000	1,650,812
The AES Corp., Sr. Unscd. Notes(c)		5.80	3/15/2032	1,948,000	1,978,833
The Dow Chemical Company, Sr. Unscd. Notes		5.95	3/15/2055	3,530,000	3,367,646
The Dow Chemical Company, Sr. Unscd. Notes(c)		6.90	5/15/2053	3,850,000	4,146,257
The Williams Companies, Inc., Sr. Unscd. Notes		5.60	3/15/2035	7,866,000	8,089,856
Tricon American Homes Trust, Ser. 2019-SFR1, Cl. A(b)		2.75	3/17/2038	7,393,942	7,295,518
Triumph Rail Holdings LLC, Ser. 2021-2, Cl. A(b)		2.15	6/19/2051	5,975,156	5,665,424
TRP LLC, Ser. 2021-1, Cl. A(b)		2.07	6/19/2051	6,073,352	5,759,013
Truist Financial Corp., Sr. Unscd. Notes		5.12	1/26/2034	3,648,000	3,651,677
U.S. Treasury Bonds(c)		4.63	2/15/2055	14,275,000	13,900,281
U.S. Treasury Bonds(c),(e)		4.75	2/15/2045	38,400,000	38,208,000
U.S. Treasury Notes(e)		3.75	8/31/2031	60,000,000	59,453,906
U.S. Treasury Notes		3.88	8/15/2034	1,000,000	976,680
U.S. Treasury Notes		3.88	5/31/2027	100,000,000	100,242,188
U.S. Treasury Notes(c),(e)		4.00	2/28/2030	167,625,000	169,294,703
U.S. Treasury Notes(e)		4.00	2/15/2034	47,170,000	46,692,772
U.S. Treasury Notes		4.00	3/31/2030	61,175,000	61,758,074
U.S. Treasury Notes(c)		4.13	2/28/2027	52,075,000	52,353,682
U.S. Treasury Notes(e)		4.25	2/28/2031	19,300,000	19,676,953
U.S. Treasury Notes(e)		4.25	11/15/2034	44,825,000	44,986,090

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 97.8% (continued)
United States — 49.0% (continued)
U.S. Treasury Notes(e)	4.38	12/31/2029	151,275,000	155,062,784
U.S. Treasury Notes(e)	4.63	9/30/2030	54,250,000	56,301,328
U.S. Treasury Notes(c),(e)	4.63	2/15/2035	62,875,000	64,888,965
Vantage Data Centers Issuer LLC, Ser. 2023-1A, Cl. A2(b)	6.32	3/16/2048	5,716,000	5,741,364
Verus Securitization Trust, Ser. 2023-4, Cl. A1(b)	5.81	5/25/2068	1,746,607	1,749,325
Verus Securitization Trust, Ser. 2023-5, Cl. A1(b)	6.48	6/25/2068	1,890,196	1,902,661
WEA Finance LLC, Gtd. Notes	2.88	1/15/2027	2,764,000	2,690,839
Wells Fargo & Co., Sr. Unscd. Notes	5.50	1/23/2035	5,790,000	5,940,068
Wells Fargo & Co., Sr. Unscd. Notes	6.49	10/23/2034	5,180,000	5,663,974
WEA Finance LLC, Gtd. Notes(b)	2.88	1/15/2027	5,510,000	5,364,155
WEA Finance LLC, Gtd. Notes(b)	4.13	9/20/2028	2,326,000	2,285,206
WEA Finance LLC, Gtd. Notes(b)	4.63	9/20/2048	379,000	295,284
WEA Finance LLC/Westfield UK & Europe Finance PLC, Gtd. Notes(b)	4.75	9/17/2044	8,662,000	7,054,786
TIF Funding III LLC, Ser. 2024-1A, Cl. A(b)	5.48	4/20/2049	7,153,938	7,274,288
Federal Home Loan Mortgage Corp.:
2.50, 10/1/2050-4/1/2052(f)			52,461,632	44,165,577
3.00, 7/1/2052(f)			2,798,103	2,445,831
3.50, 8/1/2052(f)			6,416,235	5,881,324
4.00, 6/1/2052(f)			1,115,776	1,044,744
5.00, 4/1/2053-2/1/2055(f)			46,150,163	45,516,141
5.50, 9/1/2053-12/1/2054(f)			51,132,336	51,588,528
6.00, 9/1/2054-1/1/2055(f)			46,687,132	47,899,787
Federal National Mortgage Association:
2.50, 9/1/2050-4/1/2052(f)			58,890,743	49,685,045
3.00, 6/1/2050(f)			31,088,409	27,579,665
3.50, 8/1/2050-8/1/2052(f)			21,916,326	20,062,406
4.00, 5/1/2052-6/1/2052(f)			13,821,691	12,896,679
4.50, 6/1/2052(f)			14,085,442	13,505,872
5.00, 9/1/2054-10/1/2054(f)			39,095,752	38,469,687
5.50, 10/1/2052-12/1/2054(f)			74,696,866	75,163,224
6.00, 6/1/2054-1/1/2055(f)			40,007,868	41,150,202
Government National Mortgage Association II:
4.00, 5/20/2050			5,191,799	4,872,827
4.50, 1/20/2050			4,652,323	4,491,218
				1,662,751,665
Total Bonds and Notes (cost $3,260,531,724)				3,315,855,785

	1-Day Yield (%)	Shares
Investment Companies — 1.1%
Registered Investment Companies — 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(g) (cost $36,927,718)	4.47	36,927,718	36,927,718

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned — .7%
Registered Investment Companies — .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(g) (cost $23,429,568)	4.47	23,429,568	23,429,568
Total Investments (cost $3,320,889,010)		99.6%	3,376,213,071
Cash and Receivables (Net)		.4%	14,655,666
Net Assets		100.0%	3,390,868,737

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CNY—Chinese Yuan Renminbi
COP—Colombian Peso
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro
EURIBOR—Euro Interbank Offered Rate
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NZD—New Zealand Dollar
PEN—Peruvian Sol
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
SONIO—Sterling Overnight Index Average
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities amounted to $469,594,799 or 13.9% of net assets.

(c)
Security, or portion thereof, on loan. At June 30, 2025, the value of the fund’s securities on loan was $226,264,982 and the value of the collateral was
$234,003,608, consisting of cash collateral of $23,429,568 and U.S. Government & Agency securities valued at $210,574,040.  In addition, the value of collateral may include pending sales that are also on loan.

(d)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(e)	Held or partially held by a broker as collateral for open over-the-counter derivative contracts.
(f)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(g)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 12/31/2024	Purchases ($)†	Sales ($)	Value ($) 6/30/2025	Dividends/ Distributions ($)
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.1%	21,004,316	1,145,012,169	(1,129,088,767)	36,927,718	1,034,410
Investment of Cash Collateral for Securities Loaned - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .7%	30,346,476	439,497,776	(446,414,684)	23,429,568	128,926††
Total - 1.8%	51,350,792	1,584,509,945	(1,575,503,451)	60,357,286	1,163,336

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
5 Year U.S. Treasury Note	6,715	9/30/2025	722,821,005	731,935,000	9,113,995
10 Year U.S. Treasury Note	199	9/19/2025	22,111,119	22,312,875	201,756
Canadian 10 Year Bond	256	9/18/2025	22,767,453(a)	22,935,194	167,741
Euro-Bobl	420	9/8/2025	58,354,675(a)	58,220,886	(133,789)
Euro-BTP	137	9/8/2025	19,414,097(a)	19,526,877	112,780
Euro-Schatz	2,032	9/8/2025	257,113,436(a)	256,712,999	(400,437)
Long Gilt	202	9/26/2025	25,486,238(a)	25,794,921	308,683
U.S. Treasury Long-Term Bond	250	9/19/2025	27,603,930	28,867,188	1,263,258
Ultra 10 Year U.S. Treasury Note	2,416	9/19/2025	273,225,178	276,065,762	2,840,584
Futures Short
2 Year U.S. Treasury Note	1,126	9/30/2025	233,647,364	234,234,391	(587,027)
Australian 3 Year Bond	4,141	9/15/2025	293,658,278(a)	293,637,311	20,967
Australian 10 Year Bond	839	9/15/2025	62,781,997(a)	63,291,363	(509,366)
Euro-Bund	149	9/8/2025	22,956,516(a)	22,843,219	113,297
Euro-Buxl 30 Year Bond	83	9/8/2025	11,901,178(a)	11,609,192	291,986
Euro-OAT	548	9/8/2025	80,244,535(a)	79,940,776	303,759
Japanese 10 Year Bond	108	9/12/2025	104,005,634(a)	104,261,380	(255,746)
Ultra U.S. Treasury Bond	1,583	9/19/2025	179,905,144	188,574,875	(8,669,731)
Gross Unrealized Appreciation					14,738,806
Gross Unrealized Depreciation					(10,556,096)

(a)	Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Bank of America Corp.
British Pound	4,829,000	United States Dollar	6,463,235	7/2/2025	165,351
United States Dollar	4,273,534	Japanese Yen	624,898,000	7/2/2025	(66,847)

STATEMENT OF INVESTMENTS (Unaudited) (continued)
Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital, Inc.
Japanese Yen	2,231,945,000	United States Dollar	15,540,217	7/2/2025	(37,700)
United States Dollar	1,891,497	Australian Dollar	2,908,000	7/2/2025	(22,450)
Japanese Yen	7,143,180,806	United States Dollar	48,533,453	7/2/2025	1,081,247
United States Dollar	3,362,563	Swiss Franc	2,816,963	7/2/2025	(188,593)
United States Dollar	29,292,461	Norwegian Krone	291,689,852	7/2/2025	352,913
United States Dollar	3,001,484	Australian Dollar	4,607,000	7/2/2025	(30,687)
Canadian Dollar	7,936,128	United States Dollar	5,751,651	7/2/2025	76,832
United States Dollar	2,627,159	Canadian Dollar	3,590,000	7/2/2025	(9,423)
United States Dollar	3,618,801	Japanese Yen	522,156,000	7/2/2025	(7,961)
United States Dollar	6,673,711	Canadian Dollar	9,206,176	7/2/2025	(87,526)
Australian Dollar	10,477,000	United States Dollar	6,760,913	7/2/2025	134,692
Swiss Franc	1,654,000	United States Dollar	2,013,635	7/2/2025	71,452
British Pound	1,223,000	United States Dollar	1,626,786	7/2/2025	51,980
Canadian Dollar	641,000	United States Dollar	468,208	7/11/2025	2,783
United States Dollar	47,934,164	Canadian Dollar	65,588,000	7/11/2025	(258,312)
United States Dollar	83,592,644	Australian Dollar	128,835,000	7/11/2025	(1,215,009)
United States Dollar	207,603,845	British Pound	153,267,000	7/11/2025	(2,788,703)
British Pound	753,000	United States Dollar	1,031,200	7/11/2025	2,457
Canadian Dollar	21,418,000	United States Dollar	15,636,658	8/8/2025	124,167
Norwegian Krone	291,689,852	United States Dollar	29,291,558	8/8/2025	(345,431)
United States Dollar	2,310,154	British Pound	1,724,393	8/8/2025	(57,324)
BNP Paribas Corp.
Swiss Franc	1,402,000	United States Dollar	1,678,895	7/2/2025	88,513
United States Dollar	11,147,757	Euro	9,743,000	7/2/2025	(330,519)
Euro	4,392,000	United States Dollar	4,987,355	7/2/2025	186,881
Australian Dollar	3,221,000	United States Dollar	2,096,948	7/2/2025	23,004
United States Dollar	9,616,595	Euro	8,402,000	7/2/2025	(281,842)
United States Dollar	2,663,295	South Korean Won	3,644,773,000	7/2/2025	(37,674)
Euro	18,683,000	United States Dollar	21,243,991	7/2/2025	766,541
British Pound	2,113,000	United States Dollar	2,845,757	7/2/2025	54,678
United States Dollar	3,060,474	Australian Dollar	4,710,617	7/2/2025	(39,894)
United States Dollar	4,641,944	Swiss Franc	3,859,000	7/2/2025	(222,839)
Canadian Dollar	6,874,571	United States Dollar	5,035,047	7/2/2025	13,803
United States Dollar	3,344,505	Swedish Krona	32,428,000	7/2/2025	(83,510)
United States Dollar	2,091,436	Australian Dollar	3,200,000	7/2/2025	(14,695)
Euro	5,498,000	United States Dollar	6,196,150	7/2/2025	281,070
United States Dollar	2,586,902	Brazilian Real	14,845,000	7/2/2025	(144,067)
United States Dollar	9,247,485	British Pound	6,918,000	7/2/2025	(248,592)
Australian Dollar	15,152,432	United States Dollar	9,742,408	7/2/2025	230,408
United States Dollar	12,266,337	Canadian Dollar	16,923,000	7/2/2025	(162,322)
United States Dollar	7,487,220	Canadian Dollar	10,425,000	7/2/2025	(169,151)
Euro	3,228,000	United States Dollar	3,721,465	7/2/2025	81,457
United States Dollar	6,890,389	Australian Dollar	10,632,000	7/2/2025	(107,232)
United States Dollar	1,805,731	Swiss Franc	1,472,000	7/2/2025	(49,921)
Norwegian Krone	22,242,000	United States Dollar	2,150,950	7/2/2025	55,755

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
BNP Paribas Corp. (continued)
United States Dollar	9,402,358	Chinese Yuan Renminbi	67,402,000	7/2/2025	(15,177)
United States Dollar	3,254,873	Canadian Dollar	4,537,000	7/2/2025	(77,209)
United States Dollar	25,748,796	Colombian Peso	104,789,101,000	7/2/2025	107,049
United States Dollar	2,435,273	Japanese Yen	358,104,000	7/2/2025	(52,025)
Euro	2,649,589	United States Dollar	2,975,157	7/2/2025	146,337
United States Dollar	9,757,312	Canadian Dollar	13,607,221	7/2/2025	(236,159)
United States Dollar	1,062,638	Swiss Franc	873,070	7/2/2025	(37,983)
United States Dollar	36,607,344	British Pound	27,777,712	7/2/2025	(1,522,074)
United States Dollar	7,834,580	Swedish Krona	76,256,000	7/2/2025	(226,561)
British Pound	3,449,000	United States Dollar	4,661,441	7/2/2025	72,871
British Pound	4,942,000	United States Dollar	6,637,588	7/2/2025	146,109
United States Dollar	1,657,902	Swiss Franc	1,362,000	7/2/2025	(59,080)
New Zealand Dollar	10,143,000	United States Dollar	6,089,263	7/2/2025	93,777
Euro	2,029,000	United States Dollar	2,346,889	7/2/2025	43,486
United States Dollar	1,019,004	Swiss Franc	836,593	7/2/2025	(35,633)
United States Dollar	2,288,193	Euro	2,017,000	7/2/2025	(88,044)
Canadian Dollar	9,608,000	United States Dollar	7,006,920	7/2/2025	49,427
British Pound	37,571,712	United States Dollar	50,524,112	7/2/2025	1,049,159
Norwegian Krone	72,681,622	United States Dollar	6,996,118	7/2/2025	214,874
United States Dollar	3,025,488	British Pound	2,230,000	7/2/2025	(35,549)
United States Dollar	5,254,569	New Zealand Dollar	8,900,000	7/2/2025	(170,754)
United States Dollar	7,804,566	Australian Dollar	12,082,438	7/2/2025	(147,684)
United States Dollar	2,966,548	British Pound	2,231,102	7/2/2025	(96,002)
United States Dollar	1,878,280	Canadian Dollar	2,549,415	7/2/2025	5,928
United States Dollar	10,595,901	Swiss Franc	8,715,000	7/2/2025	(390,515)
South Korean Won	3,644,773,000	United States Dollar	2,692,651	7/2/2025	8,318
Australian Dollar	22,243,000	United States Dollar	14,339,881	7/2/2025	299,706
Australian Dollar	9,467,000	United States Dollar	6,084,838	7/2/2025	146,020
Euro	291,000	United States Dollar	327,108	7/2/2025	15,720
Swiss Franc	2,821,000	United States Dollar	3,482,815	7/2/2025	73,431
Colombian Peso	104,789,101,000	United States Dollar	25,666,995	7/2/2025	(25,248)
Canadian Dollar	3,581,000	United States Dollar	2,613,449	7/2/2025	16,524
United States Dollar	2,217,800	Euro	1,955,000	7/2/2025	(85,395)
United States Dollar	2,792,606	Japanese Yen	403,892,000	8/8/2025	(24,834)
United States Dollar	5,044,151	Canadian Dollar	6,874,571	8/8/2025	(14,627)
United States Dollar	6,114,363	Canadian Dollar	8,346,000	8/8/2025	(27,193)
United States Dollar	2,340,404	British Pound	1,745,000	8/8/2025	(55,366)
United States Dollar	50,532,513	British Pound	37,571,712	8/8/2025	(1,050,972)
Swiss Franc	3,496,000	United States Dollar	4,382,142	8/8/2025	46,372
Swiss Franc	2,424,000	United States Dollar	3,026,298	8/8/2025	44,274
United States Dollar	7,144,832	Euro	6,089,000	8/8/2025	(46,915)
United States Dollar	11,408,833	Euro	9,890,000	8/8/2025	(272,293)
United States Dollar	2,149,487	Japanese Yen	309,185,000	8/8/2025	(7,303)
United States Dollar	3,913,998	Euro	3,389,000	8/8/2025	(88,766)
United States Dollar	25,536,953	Colombian Peso	104,789,101,000	8/8/2025	22,328

STATEMENT OF INVESTMENTS (Unaudited) (continued)
Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
BNP Paribas Corp. (continued)
British Pound	8,958,000	United States Dollar	12,057,707	8/8/2025	241,037
Canadian Dollar	14,590,000	United States Dollar	10,658,635	8/8/2025	77,682
United States Dollar	9,264,480	Australian Dollar	14,255,000	8/8/2025	(124,887)
Citigroup Global Markets, Inc.
South Korean Won	10,117,506,000	United States Dollar	7,474,517	7/2/2025	23,090
United States Dollar	7,149,625	South Korean Won	10,117,506,000	7/2/2025	(347,981)
United States Dollar	5,459,141	Swiss Franc	4,429,000	7/2/2025	(124,203)
Australian Dollar	10,775,000	United States Dollar	6,926,849	7/2/2025	164,890
United States Dollar	5,263,287	New Zealand Dollar	8,897,000	7/2/2025	(160,207)
United States Dollar	2,720,350	Peruvian Sol	9,824,000	7/11/2025	(52,018)
Euro	2,788,000	United States Dollar	3,270,148	7/11/2025	16,429
United States Dollar	50,371,584	Euro	43,663,000	7/11/2025	(1,099,649)
Deutsche Bank
United States Dollar	2,245,241	British Pound	1,670,081	8/8/2025	(47,671)
United States Dollar	7,341,774	Japanese Yen	1,061,539,000	8/8/2025	(63,232)
Goldman Sachs & Co. LLC
Japanese Yen	483,237,000	United States Dollar	3,286,506	7/2/2025	69,934
Colombian Peso	104,789,101,000	United States Dollar	25,748,796	7/2/2025	(107,049)
New Zealand Dollar	46,298,000	United States Dollar	27,890,100	7/2/2025	332,552
Australian Dollar	280,000	United States Dollar	180,775	7/2/2025	3,511
Australian Dollar	2,522,000	United States Dollar	1,632,677	7/2/2025	27,217
United States Dollar	25,091,708	Swedish Krona	245,010,343	7/2/2025	(808,718)
United States Dollar	693,619	Australian Dollar	1,069,383	7/2/2025	(10,213)
Canadian Dollar	10,565,429	United States Dollar	7,577,858	7/2/2025	181,647
Australian Dollar	2,681,000	United States Dollar	1,723,701	7/2/2025	40,842
United States Dollar	1,467,776	Swedish Krona	14,243,000	7/2/2025	(37,874)
United States Dollar	4,960,943	Australian Dollar	7,649,000	7/2/2025	(73,369)
Canadian Dollar	6,469,000	United States Dollar	4,771,226	7/2/2025	(20,237)
Euro	8,130,000	United States Dollar	9,275,371	7/2/2025	302,621
Norwegian Krone	192,843,852	United States Dollar	18,487,755	7/2/2025	644,943
United States Dollar	24,721,932	Colombian Peso	104,789,101,000	7/2/2025	(919,815)
Euro	11,496,000	United States Dollar	13,267,855	7/2/2025	275,637
Euro	3,455,000	United States Dollar	3,949,255	7/2/2025	121,097
United States Dollar	11,839,860	Euro	10,420,000	7/2/2025	(435,992)
Euro	1,441,000	United States Dollar	1,648,575	7/2/2025	49,074
Swiss Franc	30,145,963	United States Dollar	36,922,654	7/2/2025	1,080,341
United States Dollar	2,467,116	Brazilian Real	14,208,000	7/2/2025	(146,666)
Australian Dollar	9,876,580	United States Dollar	6,318,413	7/2/2025	182,015
United States Dollar	115,244,451	New Zealand Dollar	191,326,000	7/11/2025	(1,419,339)
Euro	302,000	United States Dollar	345,385	7/11/2025	10,621
United States Dollar	1,409,860	British Pound	1,045,000	7/11/2025	(24,631)
United States Dollar	4,211,742	Czech Koruna	90,694,000	7/11/2025	(110,499)
United States Dollar	10,524,572	Malaysian Ringgit	44,480,000	7/11/2025	(43,510)
United States Dollar	27,924,037	New Zealand Dollar	46,298,000	8/8/2025	(334,023)
United States Dollar	402,830	British Pound	300,968	8/8/2025	(10,379)

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Goldman Sachs & Co. LLC (continued)
United States Dollar	3,149,545	British Pound	2,298,000	8/8/2025	(5,458)
United States Dollar	5,016,624	Australian Dollar	7,674,000	8/8/2025	(38,023)
United States Dollar	37,096,240	Swiss Franc	30,145,963	8/8/2025	(1,090,786)
Swedish Krona	39,933,000	Euro	3,601,145	8/8/2025	(21,397)
Euro	2,614,104	Swiss Franc	2,447,000	8/8/2025	(12,176)
United States Dollar	363,613	British Pound	271,558	8/8/2025	(9,218)
Japanese Yen	304,467,000	United States Dollar	2,105,079	8/8/2025	18,800
United States Dollar	5,303,898	Canadian Dollar	7,222,000	8/8/2025	(10,542)
HSBC Securities (USA), Inc.
United States Dollar	14,986,275	British Pound	11,261,898	7/2/2025	(472,507)
United States Dollar	7,083,136	British Pound	5,253,000	7/2/2025	(127,459)
Euro	13,828,000	United States Dollar	16,025,233	7/2/2025	265,600
Australian Dollar	8,508,000	United States Dollar	5,486,799	7/2/2025	112,877
Swiss Franc	3,081,000	United States Dollar	3,778,219	7/2/2025	105,791
Canadian Dollar	9,167,000	United States Dollar	6,671,353	7/2/2025	61,113
United States Dollar	39,603,206	Australian Dollar	60,987,580	7/2/2025	(536,746)
United States Dollar	12,500,040	Euro	11,209,204	7/2/2025	(705,577)
Japanese Yen	714,553,000	United States Dollar	4,968,388	7/2/2025	(5,286)
United States Dollar	5,314,499	Australian Dollar	8,199,000	7/2/2025	(81,804)
United States Dollar	1,962,398	Australian Dollar	3,038,562	7/2/2025	(37,480)
South Korean Won	13,762,279,000	United States Dollar	10,029,792	7/2/2025	168,784
United States Dollar	2,250,234	New Zealand Dollar	3,791,000	7/2/2025	(60,709)
United States Dollar	5,371,334	Swiss Franc	4,440,000	7/2/2025	(225,876)
Swedish Krona	367,937,343	United States Dollar	38,408,180	7/2/2025	487,051
Australian Dollar	6,170,000	United States Dollar	3,982,670	7/2/2025	78,214
Euro	1,422,000	United States Dollar	1,642,260	7/2/2025	33,005
United States Dollar	2,952,564	Japanese Yen	421,593,000	7/2/2025	24,287
United States Dollar	59,766,660	Japanese Yen	8,646,164,806	7/2/2025	(287,381)
Canadian Dollar	4,682,872	United States Dollar	3,400,359	7/2/2025	38,855
Australian Dollar	7,632,000	United States Dollar	4,945,882	7/2/2025	77,241
United States Dollar	10,167,168	South Korean Won	13,762,279,000	7/2/2025	(31,408)
Euro	13,376,411	United States Dollar	15,025,121	7/2/2025	733,694
United States Dollar	6,503,276	Canadian Dollar	9,050,779	7/2/2025	(143,833)
Chinese Yuan Renminbi	67,402,000	United States Dollar	9,381,699	7/2/2025	35,837
United States Dollar	49,564,887	Euro	43,072,796	7/2/2025	(1,179,381)
Canadian Dollar	14,981,000	United States Dollar	10,773,569	7/2/2025	228,838
Swiss Franc	3,265,000	United States Dollar	3,948,284	7/2/2025	167,683
United States Dollar	9,181,058	Swiss Franc	7,529,337	7/2/2025	(310,673)
United States Dollar	27,433	Canadian Dollar	37,824	7/2/2025	(346)
Norwegian Krone	3,922,378	United States Dollar	377,952	7/2/2025	11,201
Australian Dollar	10,078,568	United States Dollar	6,499,316	7/2/2025	134,055
Hungarian Forint	540,256,000	United States Dollar	1,526,400	7/11/2025	65,138
United States Dollar	145,097,024	Euro	127,085,000	7/11/2025	(4,714,525)
United States Dollar	177,470,535	Japanese Yen	25,235,034,000	7/11/2025	2,012,154
United States Dollar	9,117,341	Mexican Peso	173,446,000	7/11/2025	(115,312)

STATEMENT OF INVESTMENTS (Unaudited) (continued)
Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
HSBC Securities (USA), Inc. (continued)
Chinese Yuan Renminbi	725,000	United States Dollar	101,094	7/11/2025	278
United States Dollar	3,023,964	Polish Zloty	11,291,000	7/11/2025	(107,795)
United States Dollar	508,126	British Pound	374,000	7/11/2025	(5,271)
United States Dollar	371,790,306	Euro	325,105,000	7/11/2025	(11,453,064)
United States Dollar	118,090,333	Chinese Yuan Renminbi	849,261,625	7/11/2025	(656,737)
United States Dollar	3,873,785	Swedish Krona	36,765,000	7/11/2025	(15,024)
United States Dollar	2,575,450	Danish Krone	16,792,000	7/11/2025	(77,962)
United States Dollar	87,109,293	Brazilian Real	505,713,000	8/4/2025	(5,163,455)
United States Dollar	4,313,665	Swiss Franc	3,509,000	8/8/2025	(131,317)
United States Dollar	9,409,152	Chinese Yuan Renminbi	67,402,000	8/8/2025	(35,948)
Euro	45,410,796	United States Dollar	52,387,944	8/8/2025	1,246,962
United States Dollar	38,501,851	Swedish Krona	367,937,343	8/8/2025	(490,613)
United States Dollar	12,468,378	Canadian Dollar	17,149,000	8/8/2025	(151,026)
Canadian Dollar	8,269,000	United States Dollar	6,051,785	8/8/2025	33,109
Australian Dollar	3,780,000	United States Dollar	2,477,129	8/8/2025	12,651
United States Dollar	2,212,692	Japanese Yen	324,219,000	8/8/2025	(48,971)
Japanese Yen	8,646,164,806	United States Dollar	60,015,733	8/8/2025	297,550
Australian Dollar	60,987,580	United States Dollar	39,628,546	8/8/2025	542,254
United States Dollar	10,054,119	South Korean Won	13,762,279,000	8/8/2025	(168,987)
J.P. Morgan Securities LLC
Brazilian Real	29,053,000	United States Dollar	5,274,059	7/2/2025	70,692
United States Dollar	2,904,487	Canadian Dollar	3,938,585	7/2/2025	11,895
United States Dollar	3,478,594	Euro	3,100,000	7/2/2025	(173,531)
United States Dollar	9,799,781	British Pound	7,257,000	7/2/2025	(161,629)
United States Dollar	7,278,801	Swiss Franc	6,036,000	7/2/2025	(330,379)
British Pound	6,364,000	United States Dollar	8,576,776	7/2/2025	158,847
Euro	1,069,000	United States Dollar	1,234,108	7/11/2025	26,061
United States Dollar	28,467,476	South Korean Won	39,075,254,000	7/11/2025	(506,310)
United States Dollar	7,636,892	Indonesian Rupiah	124,302,636,000	7/11/2025	(16,426)
United States Dollar	4,370,198	Singapore Dollar	5,609,000	7/11/2025	(44,785)
Japanese Yen	130,126,000	United States Dollar	894,586	7/11/2025	10,176
United States Dollar	10,600,498	Euro	9,142,000	7/11/2025	(176,361)
United States Dollar	5,226,102	Brazilian Real	29,053,000	8/8/2025	(69,872)
Morgan Stanley & Co. LLC
British Pound	2,437,000	United States Dollar	3,239,433	7/2/2025	105,745
United States Dollar	16,417,612	Swiss Franc	13,374,000	7/11/2025	(461,800)
United States Dollar	2,232,874	Euro	1,949,000	7/11/2025	(64,665)
British Pound	325,000	United States Dollar	442,267	7/11/2025	3,866
RBC Capital Markets, LLC
United States Dollar	20,531,170	New Zealand Dollar	34,853,000	7/2/2025	(714,760)
British Pound	178,000	United States Dollar	241,166	7/11/2025	3,178

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
UBS Securities LLC
Euro	11,559,000	United States Dollar	13,224,375	7/11/2025	401,716
Gross Unrealized Appreciation					18,078,072
Gross Unrealized Depreciation					(49,870,338)

Centrally Cleared Credit Default Swaps
Reference Obligations	Maturity Date	Notional Amount ($)(a)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
Purchased Contracts:(b)
Markit iTraxx Europe Crossover Index Series 43, Paid 3 Month Fixed Rate of 5.00%	6/20/2030	11,302,430	(1,069,553)	(911,552)	(158,001)
Markit CDX North America Investment Grade Index Series 44, Paid 3 Month Fixed Rate of 1.00%	6/20/2030	1,236,485,000	(27,762,986)	(25,219,830)	(2,543,156)
Sold Contracts:(c)
Markit iTraxx Europe Index Series 43, Received 3 Month Fixed Rate of 1.00%	6/20/2030	608,776,340	13,163,936	11,954,046	1,209,890
Gross Unrealized Appreciation					1,209,890
Gross Unrealized Depreciation					(2,701,157)

(a)
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(b)
If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

(c)
If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

OTC Credit Default Swaps
Reference Obligations/ Counterparty	Maturity Date	Notional Amount ($)(a)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
Purchased Contracts:(b)
Bank of America Corp.
YUM! Brands, 3.63%, 3/15/2031, Paid 3 Month Fixed Rate of 1.00%	12/20/2029	7,930,000	(143,226)	(25,298)	(117,928)
YUM! Brands, 3.63%, 3/15/2031, Paid 3 Month Fixed Rate of 1.00%	12/20/2029	5,280,000	(95,363)	(20,863)	(74,500)
BNP Paribas Corp.
Intesa Sanpaolo SpA, 4.20%, 6/1/2032, Paid 3 Month Fixed Rate of 1.00%	12/20/2029	14,347,439	(84,729)	268,720	(353,449)
UniCredit SpA, 2.73%, 1/15/2032, Paid 3 Month Fixed Rate of 1.00%	12/20/2029	13,923,369	(28,018)	291,322	(319,340)
Citigroup Global Markets, Inc.
Mediobanca Banca di Credito Finanziario SpA, 2.30%, 11/23/2030, Paid 3 Month Fixed Rate of 1.00%	12/20/2029	7,185,495	(21,782)	127,712	(149,494)

STATEMENT OF INVESTMENTS (Unaudited) (continued)
OTC Credit Default Swaps (continued)
Reference Obligations/ Counterparty	Maturity Date	Notional Amount ($)(a)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
Purchased Contracts: (continued)(b)
Goldman Sachs & Co. LLC
TransDigm Inc., 5.50%, 11/15/2027, Received 3 Month Fixed Rate of 5.00%	12/20/2029	5,560,000	(918,552)	(792,927)	(125,625)
Sold Contracts:(c)
BNP Paribas Corp.
Electrolux AB, 2.50%, 5/18/2030, Received 3 Month Fixed Rate of 1.00%	12/20/2029	3,663,425	(65,919)	(49,949)	(15,970)
Electrolux AB, 2.50%, 5/18/2030, Received 3 Month Fixed Rate of 1.00%	12/20/2029	1,389,981	(25,011)	(24,919)	(92)
Electrolux AB, 2.50%, 5/18/2030, Received 3 Month Fixed Rate of 1.00%	12/20/2029	3,580,968	(64,435)	(61,897)	(2,538)
Goldman Sachs & Co. LLC
Electrolux AB, 2.50%, 5/18/2030, Received 3 Month Fixed Rate of 1.00%	6/20/2029	4,711,800	(46,241)	(104,870)	58,629
Virgin Media Finance PLC, 3.75%, 7/15/2030, Received 3 Month Fixed Rate of 5.00%	12/20/2029	6,243,135	453,720	195,531	258,189
Electrolux AB, 2.50%, 5/18/2030, Received 3 Month Fixed Rate of 1.00%	12/20/2029	1,825,823	(32,854)	(23,618)	(9,236)
Ziggo BondCo, 5.13%, 2/28/2030, Received 3 Month Fixed Rate of 5.00%	12/20/2029	3,204,024	101,470	156,385	(54,915)
Ziggo BondCo, 5.13%, 2/28/2030, Received 3 Month Fixed Rate of 5.00%	12/20/2029	3,463,173	109,677	168,669	(58,992)
Gross Unrealized Appreciation					316,818
Gross Unrealized Depreciation					(1,282,079)

(a)
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(b)
If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

(c)
If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

Centrally Cleared Interest Rate Swaps
Received Reference Entity	Paid Reference Entity	Maturity Date	Notional Amount ($)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
USD - CPURNSA at Maturity	USD Maturity Fixed at 2.46%	12/7/2053	48,869,000	(254,460)	49,739	(304,199)
EUR Maturity Fixed at 2.50%	EUR - CPTFEMU at Maturity	12/7/2053	38,613,201	2,923,434	740,585	2,182,849
GBP Maturity Fixed at 3.71%	GBP - UKRPI at Maturity	5/16/2034	141,602,574	5,558,399	(192,687)	5,751,086
USD - CPURNSA at Maturity	USD Maturity Fixed at 2.53%	7/28/2053	15,405,000	(257,986)	(599,117)	341,131
EUR Maturity Fixed at 2.80%	EUR - CPTFEMU at Maturity	7/28/2053	12,388,500	2,031,447	2,014,092	17,355

Centrally Cleared Interest Rate Swaps (continued)
Received Reference Entity	Paid Reference Entity	Maturity Date	Notional Amount ($)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
GBP Maturity Fixed at 3.71%	GBP - UKRPI at Maturity	4/5/2034	47,068,168	1,736,130	1,823,451	(87,321)
Gross Unrealized Appreciation						8,292,421
Gross Unrealized Depreciation						(391,520)

CPTFEMU—Eurostat Eurozone HICP Ex Tobacco Unrevised NSA
CPURNSA—US CPI Urban Consumers NSA
EUR—Euro
GBP—British Pound
UKRPI—UK RPI All Items NSA
USD—United States Dollar

OTC Total Return Swaps
Received Reference Entity	Paid Reference Entity	Counterparties	Maturity Date	Notional Amount ($)	Unrealized (Depreciation) ($)
USD - 3 Month SOFR at 4.35%	USD - IBOXIG at Maturity	Morgan Stanley & Co. LLC	9/22/2025	83,194,008	(1,335,313)
USD - 3 Month SOFR at 4.35%	USD - IBOXIG at Maturity	J.P. Morgan Securities LLC	9/22/2025	34,616,581	(1,272,305)
Gross Unrealized Depreciation					(2,607,618)

IBOXIG—Markit iBoxx $ Investment Grade Corporate Bond Index
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $226,264,982)—Note 1(c):
Unaffiliated issuers	3,260,531,724	3,315,855,785
Affiliated issuers	60,357,286	60,357,286
Cash denominated in foreign currency	13,383,821	13,603,952
Cash collateral held by broker—Note 4		54,781,888
Dividends, interest and securities lending income receivable		35,865,979
Receivable for investment securities sold		18,408,661
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		18,078,072
Receivable for shares of Beneficial Interest subscribed		4,921,467
Over-the-counter swap upfront payments—Note 4		1,208,339
Receivable for futures variation margin—Note 4		804,885
Receivable for swap variation margin—Note 4		401,407
Unrealized appreciation on over-the-counter swap agreements—Note 4		316,818
Tax reclaim receivable—Note 1(b)		42,174
Prepaid expenses		116,294
		3,524,763,007
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		1,246,637
Cash overdraft due to Custodian		2,185,546
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		49,870,338
Payable for investment securities purchased		43,628,471
Liability for securities on loan—Note 1(c)		23,429,568
Payable for shares of Beneficial Interest redeemed		7,949,191
Unrealized depreciation on over-the-counter swap agreements—Note 4		3,889,697
Over-the-counter swap upfront receipts—Note 4		1,104,341
Trustees’ fees and expenses payable		74,688
Other accrued expenses		515,793
		133,894,270
Net Assets ($)		3,390,868,737
Composition of Net Assets ($):
Paid-in capital		3,523,226,576
Total distributable earnings (loss)		(132,357,839)
Net Assets ($)		3,390,868,737

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	157,091,894	7,651,232	3,051,612,890	174,512,721
Shares Outstanding	7,752,268	392,051	149,109,524	8,507,706
Net Asset Value Per Share ($)	20.26	19.52	20.47	20.51
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2025 (Unaudited)

Investment Income ($):
Income:
Interest (net of $118,184 foreign taxes withheld at source)	69,269,635
Dividends:
Unaffiliated issuers	955,120
Affiliated issuers	1,034,410
Affiliated income net of rebates from securities lending—Note 1(c)	128,926
Total Income	71,388,091
Expenses:
Management fee—Note 3(a)	6,278,508
Shareholder servicing costs—Note 3(c)	1,534,456
Trustees’ fees and expenses—Note 3(d)	203,660
Administration fee—Note 3(a)	143,956
Professional fees	141,408
Custodian fees—Note 3(c)	135,439
Registration fees	124,916
Prospectus and shareholders’ reports	72,635
Distribution Plan fees—Note 3(b)	29,052
Loan commitment fees—Note 2	18,240
Chief Compliance Officer fees—Note 3(c)	15,577
Shareholder and regulatory reports service fees—Note 3(c)	7,167
Miscellaneous	40,987
Total Expenses	8,746,001
Less—reduction in fees due to earnings credits—Note 3(c)	(5,283)
Net Expenses	8,740,718
Net Investment Income	62,647,373
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	16,070,464
Net realized gain (loss) on futures	2,897,364
Net realized gain (loss) on options transactions	2,980,380
Net realized gain (loss) on forward foreign currency exchange contracts	(69,805,767)
Net realized gain (loss) on swap agreements	7,167,104
Net Realized Gain (Loss)	(40,690,455)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	130,950,625
Net change in unrealized appreciation (depreciation) on futures	4,650,180
Net change in unrealized appreciation (depreciation) on options transactions	(143,496)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(65,843,476)
Net change in unrealized appreciation (depreciation) on swap agreements	(8,060,680)
Net Change in Unrealized Appreciation (Depreciation)	61,553,153
Net Realized and Unrealized Gain (Loss) on Investments	20,862,698
Net Increase in Net Assets Resulting from Operations	83,510,071
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

Operations ($):
Net investment income	62,647,373	97,486,025
Net realized gain (loss) on investments	(40,690,455)	39,925,235
Net change in unrealized appreciation (depreciation) on investments	61,553,153	(13,681,619)
Net Increase (Decrease) in Net Assets Resulting from Operations	83,510,071	123,729,641
Distributions ($):
Distributions to shareholders:
Class A	(1,087,684)	(4,776,994)
Class C	(30,015)	(218,282)
Class I	(25,407,590)	(90,579,337)
Class Y	(1,384,849)	(4,747,795)
Total Distributions	(27,910,138)	(100,322,408)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	27,441,584	42,933,972
Class C	932,254	2,431,347
Class I	696,087,513	1,085,762,985
Class Y	66,570,730	37,315,347
Distributions reinvested:
Class A	1,048,770	4,617,562
Class C	27,597	198,818
Class I	23,235,117	82,874,944
Class Y	1,027,418	4,098,581
Cost of shares redeemed:
Class A	(23,205,325)	(41,724,166)
Class C	(1,696,409)	(5,778,716)
Class I	(383,060,475)	(520,104,363)
Class Y	(23,033,619)	(94,690,694)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	385,375,155	597,935,617
Total Increase (Decrease) in Net Assets	440,975,088	621,342,850
Net Assets ($):
Beginning of Period	2,949,893,649	2,328,550,799
End of Period	3,390,868,737	2,949,893,649

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

Capital Share Transactions (Shares):
Class A(a),(b)
Shares sold	1,368,357	2,130,950
Shares issued for distributions reinvested	51,938	231,493
Shares redeemed	(1,157,252)	(2,089,280)
Net Increase (Decrease) in Shares Outstanding	263,043	273,163
Class C(a)
Shares sold	48,239	126,188
Shares issued for distributions reinvested	1,418	10,357
Shares redeemed	(87,740)	(300,008)
Net Increase (Decrease) in Shares Outstanding	(38,083)	(163,463)
Class I(b)
Shares sold	34,352,402	53,579,224
Shares issued for distributions reinvested	1,139,802	4,112,407
Shares redeemed	(18,901,682)	(25,687,267)
Net Increase (Decrease) in Shares Outstanding	16,590,522	32,004,364
Class Y
Shares sold	3,251,798	1,835,019
Shares issued for distributions reinvested	50,293	202,962
Shares redeemed	(1,137,284)	(4,591,041)
Net Increase (Decrease) in Shares Outstanding	2,164,807	(2,553,060)

(a)	During the period ended June 30, 2025, 36 Class C shares representing $688 were automatically converted to 34 Class A shares.
(b)	During the period ended December 31, 2024, 386 Class A shares representing $7,964 were exchanged for 382 Class I shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
Class A Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	19.91	19.69	18.63	21.50	23.07	21.90
Investment Operations:
Net investment income(a)	.37	.68	.60	.35	.27	.32
Net realized and unrealized gain (loss) on investments	.12	.19	.81	(2.42)	(.67 )	1.38
Total from Investment Operations	.49	.87	1.41	(2.07)	(.40 )	1.70
Distributions:
Dividends from net investment income	(.14 )	(.65 )	(.35 )	(.72 )	(.23 )	(.53 )
Dividends from net realized gain on investments	-	-	-	(.08 )	(.94 )	-
Total Distributions	(.14 )	(.65 )	(.35 )	(.80 )	(1.17)	(.53 )
Net asset value, end of period	20.26	19.91	19.69	18.63	21.50	23.07
Total Return (%)(b)	2.53 (c)	4.45	7.45 (d)	(9.66)	(1.74)	7.77
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.87 (e)	.84	.85	.84	.81	.78
Ratio of net expenses to average net assets	.87 (e),(f)	.84 (f)	.85 (f)	.84 (f)	.81	.78
Ratio of net investment income to average net assets	3.68 (e),(f)	3.40 (f)	3.14 (f)	1.74 (f)	1.20	1.45
Portfolio Turnover Rate	49.58 (c)	111.62	117.24	158.30 (g)	134.26 (g)	107.96 (g)
Net Assets, end of period ($ x 1,000)	157,092	149,103	142,091	92,286	115,561	118,603

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	The total return for the class was not materially impacted by the reimbursement to the fund for fund losses relating to the processing of foreign futures variation margin.
(e)	Annualized.
(f)	Amount inclusive of reduction in fees due to earnings credits.
(g)	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended December 31, 2022, 2021 and 2020 were 154.95%, 101.63% and 99.30%, respectively.
See notes to financial statements.

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
Class C Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	19.18	19.00	18.09	20.97	22.62	21.56
Investment Operations:
Net investment income(a)	.29	.51	.44	.20	.10	.17
Net realized and unrealized gain (loss) on investments	.13	.18	.78	(2.35)	(.66 )	1.32
Total from Investment Operations	.42	.69	1.22	(2.15)	(.56 )	1.49
Distributions:
Dividends from net investment income	(.08 )	(.51 )	(.31 )	(.65 )	(.15 )	(.43 )
Dividends from net realized gain on investments	-	-	-	(.08 )	(.94 )	-
Total Distributions	(.08 )	(.51 )	(.31 )	(.73 )	(1.09)	(.43 )
Net asset value, end of period	19.52	19.18	19.00	18.09	20.97	22.62
Total Return (%)(b)	2.12 (c)	3.71	6.62 (d)	(10.31)	(2.49)	6.93
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.55 (e)	1.59	1.60	1.57	1.54	1.55
Ratio of net expenses to average net assets	1.55 (e),(f)	1.59 (f)	1.60 (f)	1.57 (f)	1.54	1.55
Ratio of net investment income to average net assets	3.00 (e),(f)	2.66 (f)	2.38 (f)	1.01 (f)	.45	.76
Portfolio Turnover Rate	49.58 (c)	111.62	117.24	158.30 (g)	134.26 (g)	107.96 (g)
Net Assets, end of period ($ x 1,000)	7,651	8,251	11,280	17,239	31,266	47,875

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	The total return for the class was not materially impacted by the reimbursement to the fund for fund losses relating to the processing of foreign futures variation margin.
(e)	Annualized.
(f)	Amount inclusive of reduction in fees due to earnings credits.
(g)	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended December 31, 2022, 2021 and 2020 were 154.95%, 101.63% and 99.30%, respectively.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
Class I Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	20.11	19.88	18.76	21.62	23.18	21.98
Investment Operations:
Net investment income(a)	.40	.75	.67	.41	.34	.40
Net realized and unrealized gain (loss) on investments	.14	.19	.81	(2.42)	(.68 )	1.37
Total from Investment Operations	.54	.94	1.48	(2.01)	(.34 )	1.77
Distributions:
Dividends from net investment income	(.18 )	(.71 )	(.36 )	(.77 )	(.28 )	(.57 )
Dividends from net realized gain on investments	-	-	-	(.08 )	(.94 )	-
Total Distributions	(.18 )	(.71 )	(.36 )	(.85 )	(1.22)	(.57 )
Net asset value, end of period	20.47	20.11	19.88	18.76	21.62	23.18
Total Return (%)	2.67 (b)	4.76	7.78 (c)	(9.35)	(1.47)	8.07
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.54 (d)	.54	.54	.53	.50	.52
Ratio of net expenses to average net assets	.54 (d),(e)	.54 (e)	.54 (e)	.53 (e)	.50	.52
Ratio of net investment income to average net assets	4.01 (d),(e)	3.70 (e)	3.45 (e)	2.06 (e)	1.50	1.77
Portfolio Turnover Rate	49.58 (b)	111.62	117.24	158.30 (f)	134.26 (f)	107.96 (f)
Net Assets, end of period ($ x 1,000)	3,051,613	2,664,698	1,997,948	1,559,352	2,434,544	2,565,548

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	The total return for the class was not materially impacted by the reimbursement to the fund for fund losses relating to the processing of foreign futures variation margin.
(d)	Annualized.
(e)	Amount inclusive of reduction in fees due to earnings credits.
(f)	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended December 31, 2022, 2021 and 2020 were 154.95%, 101.63% and 99.30%, respectively.
See notes to financial statements.

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
Class Y Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	20.15	19.92	18.79	21.65	23.20	22.00
Investment Operations:
Net investment income(a)	.41	.77	.68	.43	.35	.43
Net realized and unrealized gain (loss) on investments	.13	.19	.81	(2.43)	(.68 )	1.35
Total from Investment Operations	.54	.96	1.49	(2.00)	(.33 )	1.78
Distributions:
Dividends from net investment income	(.18 )	(.73 )	(.36 )	(.78 )	(.28 )	(.58 )
Dividends from net realized gain on investments	-	-	-	(.08 )	(.94 )	-
Total Distributions	(.18 )	(.73 )	(.36 )	(.86 )	(1.22)	(.58 )
Net asset value, end of period	20.51	20.15	19.92	18.79	21.65	23.20
Total Return (%)	2.65 (b)	4.87	7.84 (c)	(9.30)	(1.39)	8.13
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.46 (d)	.47	.47	.46	.45	.45
Ratio of net expenses to average net assets	.46 (d),(e)	.47 (e)	.47 (e)	.46 (e)	.45	.45
Ratio of net investment income to average net assets	4.09 (d),(e)	3.79 (e)	3.52 (e)	2.13 (e)	1.55	1.87
Portfolio Turnover Rate	49.58 (b)	111.62	117.24	158.30 (f)	134.26 (f)	107.96 (f)
Net Assets, end of period ($ x 1,000)	174,513	127,841	177,231	192,439	250,474	246,484

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	The total return for the class was not materially impacted by the reimbursement to the fund for fund losses relating to the processing of foreign futures variation margin.
(d)	Annualized.
(e)	Amount inclusive of reduction in fees due to earnings credits.
(f)	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended December 31, 2022, 2021 and 2020 were 154.95%, 101.63% and 99.30%, respectively.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Global Fixed Income Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds I (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective is to seek to maximize total return while realizing a market level of income, consistent with preserving principal and liquidity. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser” ), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), forward foreign currency exchange contracts (“forwards contracts”) and futures are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by a Service.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy. Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Investments in swap agreements are valued each business day by a Service. Swap agreements are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.
The following is a summary of the inputs used as of June 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	85,466,487	—	85,466,487
Collateralized Loan Obligations	—	35,927,368	—	35,927,368
Commercial Mortgage-Backed	—	30,274,411	—	30,274,411
Corporate Bonds and Notes	—	507,020,875	—	507,020,875
Foreign Governmental	—	1,286,951,481	—	1,286,951,481
U.S. Government Agencies Mortgage-Backed	—	486,418,757	—	486,418,757

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($) (continued)
U.S. Treasury Securities	—	883,796,406	—	883,796,406
Investment Companies	60,357,286	—	—	60,357,286
	60,357,286	3,315,855,785	—	3,376,213,071
Other Financial Instruments:
Futures††	14,738,806	—	—	14,738,806
Forward Foreign Currency Exchange Contracts††	—	18,078,072	—	18,078,072
Swap Agreements††	—	9,819,129	—	9,819,129
	14,738,806	27,897,201	—	42,636,007
Liabilities ($)
Other Financial Instruments:
Futures††	(10,556,096)	—	—	(10,556,096)
Forward Foreign Currency Exchange Contracts††	—	(49,870,338)	—	(49,870,338)
Swap Agreements††	—	(6,982,374)	—	(6,982,374)
	(10,556,096)	(56,852,712)	—	(67,408,808)

†	See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of June 30, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2025, BNY earned $18,875 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of June 30, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	226,264,982
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(226,264,982)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks. In addition, the rates on floating rate instruments adjust periodically with changes in market interest rates. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company infor

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
mation, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.
Derivatives Risk: A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the fund’s use of derivatives may result in losses to the fund. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying assets or the fund’s other investments in the manner intended.
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
Foreign Government Obligations and Securities of Supranational Entities Risk: Investing in foreign government obligations, debt obligations of supranational entities and the sovereign debt of foreign countries, including emerging market countries, creates exposure to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. A governmental obligor may default on its obligations. Some sovereign obligors have been among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors, in the past, have experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
A portion of the fund’s distributions could potentially be treated as a return of capital. During the reporting period, the fund did not have a return of capital.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended June 30, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended December 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $164,934,154 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2024. The fund has $67,522,864 of short-term capital losses and $97,411,290 of long-term capital losses which can be carried forward for an unlimited period.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2024 was as follows: ordinary income $100,322,408. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2025, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee, Administration Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .40% of the value of the fund’s average daily net assets and is payable monthly.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
The fund has a Fund Accounting and Administrative Services Agreement (the “Administration Agreement”) with the Adviser, whereby the Adviser performs administrative, accounting and recordkeeping services for the fund. The fund has agreed to compensate the Adviser for providing accounting and recordkeeping services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is based on the fund’s average daily net assets and computed at the following annual rates: .10% of the first $500 million, .065% of the next $500 million and .02% in excess of $1 billion.
In addition, after applying any expense limitations or fee waivers that reduce the fees paid to the Adviser for this service, the Adviser has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both the Adviser’s costs in

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
providing these services and a reasonable allocation of the costs incurred by the Adviser and its affiliates related to the support and oversight of these services. The fund also reimburses the Adviser for the out-of-pocket expenses incurred in performing this service for the fund. Pursuant to the Administration Agreement, the fund was charged $143,956 during the period ended June 30, 2025.
During the period ended June 30, 2025, the Distributor retained $3,331 from commissions earned on sales of the fund’s Class A shares and $1,327 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended June 30, 2025, Class C shares were charged $29,052 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2025, Class A and Class C shares were charged $187,826 and $9,684, respectively, pursuant to the Shareholder Services Plan.
Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2025, the fund was charged $18,569 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $5,283.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2025, the fund was charged $135,439 pursuant to the custody agreement.
During the period ended June 30, 2025, the fund was charged $15,577 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended June 30, 2025, the Custodian was compensated $7,167 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $1,090,418, Administration fees of $25,001, Distribution Plan fees of $4,730, Shareholder Services Plan fees of $33,459, Custodian fees of $75,173, Chief Compliance Officer fees of $4,320, Transfer Agent fees of $6,369 and Shareholder and regulatory reports service fees of $7,167.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and derivatives, during the period ended June 30, 2025, amounted to $1,849,107,307 and $1,532,876,924, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. The fund’s derivative transactions are subject to a value-at-risk leverage limit and certain reporting and other requirements pursuant to a derivatives risk management program adopted by the fund.
Each type of derivative instrument that was held by the fund during the period ended June 30, 2025 is discussed below.
Deposits with Broker: The amount included in deposits held with broker represents cash balances that are held by a broker including collateral required for derivative contracts within Cash collateral held by broker in the Statement of Asset and Liabilities. Any income earned on cash balances held by a broker is recorded as interest income to the fund.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at June 30, 2025 are set forth in the Statement of Investments.
Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of foreign currencies, credit, or as a substitute for an investment. The fund is subject to market risk, currency risk and credit risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.
As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.
As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.
As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Purchased and written options on swaps (“swaptions”) are used primarily to preserve a return or spread on a particular investment or portion of the fund holdings. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option. As of June 30, 2025, there was no options purchased or written outstanding.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at June 30, 2025 are set forth in the Statement of Investments.
Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.
Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.
Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.
The fund enters into inflation swap agreement to gain exposure to inflation. An inflation swap is an agreement in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index (CPI) with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. Inflation swap agreements are within Interest rate swaps open at June 30, 2025 which are set forth in the Statement of Investments.
For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
the fund’s exposure to the counterparty. There is minimal counterparty risk to the fund with centrally cleared swaps since they are exchange traded and the exchange guarantees these swaps against default. Interest rate swaps open at June 30, 2025 are set forth in the Statement of Investments.
Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the specific reference entity, the fund either receives a payment from or makes a payment to the counterparty, respectively. Total return swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The underlying reference asset could be a security, an index, or basket of investments. Total return swaps open at June 30, 2025 are set forth in the Statement of Investments.
Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the Statement of Investments, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default swaps open at June 30, 2025 are set forth in the Statement of Investments.
GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.
The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of June 30, 2025 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Interest Rate Risk	23,031,227 (1),(2)	Interest Rate Risk	(10,947,616)(1),(2)
Equity Risk	-	Equity Risk	(2,607,618)(1)
Foreign Exchange Risk	18,078,072 (3)	Foreign Exchange Risk	(49,870,338)(3)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
(continued)	Derivative Assets ($)		Derivative Liabilities ($)
Credit Risk	1,526,708 (1)	Credit Risk	(3,983,236)(1)
Gross fair value of derivative contracts	42,636,007		(67,408,808)

Statement of Assets and Liabilities location:
(1)
Includes cumulative appreciation (depreciation) on swap agreements as reported in the Statement of Investments. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on cleared swap agreements, are reported in the Statement of Assets and Liabilities.

(2)	Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
(3)	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
The effect of derivative instruments in the Statement of Operations during the period ended June 30, 2025 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Options Transactions(2)	Forward Contracts(3)	Swap Agreements(4)	Total
Interest Rate	2,897,364	-	-	7,951,676	10,849,040
Equity	-	-	-	343,234	343,234
Foreign Exchange	-	(293,283)	(69,805,767)	-	(70,099,050)
Credit	-	3,273,663	-	(1,127,806)	2,145,857
Total	2,897,364	2,980,380	(69,805,767)	7,167,104	(56,760,919)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(5)	Options Transactions(6)	Forward Contracts(7)	Swap Agreements(8)	Total
Interest Rate	4,650,180	-	-	(3,961,145)	689,035
Equity	-	-	-	(1,689,180)	(1,689,180)
Foreign Exchange	-	(143,496)	(65,843,476)	-	(65,986,972)
Credit	-	-	-	(2,410,355)	(2,410,355)
Total	4,650,180	(143,496)	(65,843,476)	(8,060,680)	(69,397,472)

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net realized gain (loss) on options transactions.
(3)	Net realized gain (loss) on forward foreign currency exchange contracts.
(4)	Net realized gain (loss) on swap agreements.
(5)	Net change in unrealized appreciation (depreciation) on futures.
(6)	Net change in unrealized appreciation (depreciation) on options transactions.
(7)	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
(8)	Net change in unrealized appreciation (depreciation) on swap agreements.
The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
At June 30, 2025, derivative assets and liabilities (by type) on a gross basis are as follows:
Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	14,738,806	(10,556,096)
Forward contracts	18,078,072	(49,870,338)
Swap agreements	9,819,129	(6,982,374)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	42,636,007	(67,408,808)
Derivatives not subject to Master Agreements	(24,241,117)	13,648,773
Total gross amount of assets and liabilities subject to Master Agreements	18,394,890	(53,760,035)
The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of June 30, 2025:
Counterparty	Gross Amount of Assets ($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)(2)	Net Amount of Assets ($)
Bank of America Corp.	165,351	(165,351)	-	-
Barclays Capital, Inc.	1,898,523	(1,898,523)	-	-
BNP Paribas Corp.	4,702,539	(4,702,539)	-	-
Citigroup Global Markets, Inc.	204,409	(204,409)	-	-
Goldman Sachs & Co. LLC	3,657,670	(3,657,670)	-	-
HSBC Securities (USA), Inc.	6,974,222	(6,974,222)	-	-
J.P. Morgan Securities LLC	277,671	(277,671)	-	-
Morgan Stanley & Co. LLC	109,611	(109,611)	-	-
RBC Capital Markets, LLC	3,178	(3,178)	-	-
UBS Securities LLC	401,716	-	(361,000)	40,716
Total	18,394,890	(17,993,174)	(361,000)	40,716

Counterparty	Gross Amount of Liabilities($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)(2)	Net Amount of Liabilities ($)
Bank of America Corp.	(259,275)	165,351	-	(93,924)
Barclays Capital, Inc.	(5,049,119)	1,898,523	2,418,000	(732,596)
BNP Paribas Corp.	(7,597,895)	4,702,539	2,330,000	(565,356)
Citigroup Global Markets, Inc.	(1,933,552)	204,409	1,252,000	(477,143)
Deutsche Bank	(110,903)	-	-	(110,903)
Goldman Sachs & Co. LLC	(5,938,682)	3,657,670	2,053,000	(228,012)
HSBC Securities (USA), Inc.	(27,542,473)	6,974,222	16,169,000	(4,399,251)
J.P. Morgan Securities LLC	(2,751,598)	277,671	1,992,159	(481,768)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Counterparty (continued)	Gross Amount of Liabilities($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)(2)	Net Amount of Liabilities ($)
Morgan Stanley & Co. LLC	(1,861,778)	109,611	1,254,000	(498,167)
RBC Capital Markets, LLC	(714,760)	3,178	530,000	(181,582)
Total	(53,760,035)	17,993,174	27,998,159	(7,768,702)

(1)	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
(2)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended June 30, 2025:
Average Market Value ($)
Futures:
Interest Rate Futures Long	1,192,145,333
Interest Rate Futures Short	803,758,443
Options Contracts:
Credit Purchased Options	35,893
Credit Written Options	1,370,910
Currency Purchased Options	205,470
Currency Written Options	168,307
Forward Contracts:
Forward Contracts Purchased in USD	486,997,082
Forward Contracts Sold in USD	1,889,002,895
The following table summarizes the monthly average notional value of swap agreements outstanding during the period ended June 30, 2025:
Average Notional Value ($)
Swap Agreements:
Equity Total Return Swaps Pays Fixed Rate	3,506,478
Equity Total Return Swaps Receives Fixed Rate	131,808,338
Credit Default Swaps Buy Protection	506,349,462
Credit Default Swaps Sell Protection	789,820,402
Interest Rate Swap Pays Fixed Rate	330,259,239
Interest Rate Swap Receives Fixed Rate	121,693,896
At June 30, 2025, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $30,551,260, consisting of $138,839,907 gross unrealized appreciation and $108,288,647 gross unrealized depreciation.
At June 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $219,237.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Trustees (the “Board”) held on February 26-27, 2025, the Board considered the renewal of the fund’s Investment Advisory Agreement and Administration Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Investment Advisory Agreement and Administration Agreement, the “Agreements”), pursuant to which Insight North America LLC (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional global income funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional global income funds (the “Performance Universe”), all for various periods ended December 31, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional global income funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was at or above the Performance Group median for all periods and was above the Performance Universe median for all periods. The Board also considered that the fund’s yield performance was above the Performance Group median for three of the ten one-year periods and above the Performance Universe median for six of the ten one-year periods ended December 31st. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in six of the ten calendar years shown. The Board noted that the fund had a five star rating for the five-year period, a four star rating for each of the three- and ten-year periods and a four star overall rating from Morningstar based on Morningstar’s risk-adjusted return measures.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate (i.e., the aggregate of the investment advisory and administration fees pursuant to the Investment Advisory Agreement and Administration Agreement) payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-

advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was approximately equivalent to the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and lower than the Expense Universe median actual management fee, and the fund’s total expenses were approximately equivalent to the Expense Group median and lower than the Expense Universe median total expenses.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser or the Sub-Adviser for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board was satisfied with the fund’s performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Investment Advisory Agreement and Administration Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

© 2025 BNY Mellon Securities Corporation
Code-6940NCSRSA0625

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds I

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: August 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: August 20, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: August 21, 2025

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)